February 28, 2026
2026 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock Pennsylvania Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	$710	$ 383,400
Pennsylvania — 92.1%
Corporate — 2.7%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,271,780
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(b)	2,545	2,741,834
Class A, AMT, 4.00%, 06/01/41(a)	2,000	2,001,401
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	431,797
Series C, 5.25%, 12/01/37(a)	755	758,188
AMT, 5.50%, 11/01/44	1,355	1,355,903
		8,560,903
County/City/Special District/School District — 11.5%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,433,210
5.00%, 05/01/42	2,345	2,439,497
6.00%, 05/01/42	2,500	2,786,087
Series A, 5.25%, 05/01/42	1,000	1,033,868
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,085	1,053,980
5.00%, 03/01/38	285	288,214
5.13%, 03/01/48	628	628,741
4.75%, 03/01/50	2,675	2,428,842
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/35	2,000	2,379,761
Series A, 5.25%, 08/01/45	750	831,800
Series B, 5.00%, 02/01/39	1,540	1,634,013
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/41	750	811,807
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,765,687
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,567,668
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,536,194
AMT, 5.50%, 06/30/43	2,500	2,685,819
AMT, 6.00%, 06/30/61	1,945	2,067,182
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	310	312,460
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,276,822
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,916,821
		35,878,473
Education — 15.7%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	600	587,061
5.00%, 10/01/49	795	681,937
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,695,062
Cumberland County Municipal Authority, Refunding RB, 5.00%, 05/01/56	2,000	2,070,037
Security	Par (000)	Value
Education (continued)
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	$1,735	$ 1,677,726
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,030,514
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	1,000	1,052,328
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,205	1,119,811
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	4,251,870
Series 1C, AMT, Subordinate, 5.50%, 06/01/52	1,515	1,567,652
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,226,379
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	469,250
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	732,417
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	2,300	2,077,984
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	810	817,815
Series A, 5.00%, 11/01/29	1,150	1,205,695
Series A, 5.00%, 11/01/31	205	218,486
Series A, (AGM), 4.00%, 05/01/50	5,000	4,499,242
Pennsylvania State University, RB, 5.25%, 09/01/53	4,010	4,263,160
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	2,150	2,354,266
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	310	309,425
5.00%, 06/15/39	590	590,140
4.00%, 12/01/48	8,090	7,530,740
5.00%, 06/15/50	800	734,704
5.25%, 11/01/52	2,145	2,215,164
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	604,574
Series A, 5.25%, 06/15/52	625	611,315
		49,194,754
Health — 21.0%
Allegheny County Hospital Development Authority, RB, Series D2, 2.58%, 11/15/47(a)	2,865	2,842,470
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,327,218
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	2,260	2,038,241
Chester County Health and Education Facilities Authority, Refunding RB
5.25%, 06/01/55	2,250	2,290,241
Series A, 5.25%, 12/01/45	1,500	1,235,758
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	651,065
4.13%, 01/01/38	260	261,667
5.00%, 01/01/38	1,480	1,481,189
Doylestown Hospital Authority, RB, 4.00%, 07/01/45	1,125	1,076,098
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,131,162
Geisinger Authority, Refunding RB
Series A-1, 5.00%, 02/15/45	5,950	6,009,047
Series A-1, 4.00%, 02/15/47	1,800	1,640,478
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	891,310
5.00%, 12/01/49	730	717,752
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	715,176

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Lancaster Municipal Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/49	$615	$ 619,852
Series A, 5.00%, 12/01/55	700	691,287
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,044,045
Class B, 5.00%, 05/01/57	2,500	2,516,458
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,965	1,765,901
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	2,500	2,502,153
5.00%, 12/01/46	850	843,769
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,249,985
Northampton County General Purpose Authority, Refunding RB, Series A1, (AGM), 4.00%, 08/15/43	2,915	2,873,930
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	2,640	2,938,544
Series A-2, 4.00%, 05/15/53	1,480	1,293,880
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/52	860	755,945
Series B, 5.00%, 03/15/50	3,415	3,522,286
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	4,265	3,445,054
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/43	2,850	2,818,484
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	3,120	2,927,896
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(d)	3,500	3,582,554
		65,700,895
Housing — 12.3%
Pennsylvania Housing Finance Agency, RB, M/F Housing, (HUD SECT 8), 3.15%, 01/01/46(a)	1,500	1,514,210
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,477,776
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,946,375
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,780	3,054,483
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,561,152
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	2,025,115
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	3,180	3,186,081
Series 149A, Sustainability Bonds, 5.20%, 04/01/53	1,415	1,451,131
Series 151-A, Sustainability Bonds, 4.95%, 10/01/53	3,300	3,329,922
Series 151-A, Sustainability Bonds, 6.25%, 10/01/55	3,300	3,854,025
Series 152-A, Sustainability Bonds, 10/01/41(e)	700	704,189
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,571,218
Series 150A, Sustainability Bonds, 5.25%, 10/01/52	2,830	2,924,718
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	1,083,600
Series A, 4.00%, 12/01/46	5,740	4,936,400
Series A, 4.00%, 12/01/51	2,300	1,978,000
		38,598,395
Security	Par (000)	Value
State — 1.9%
Commonwealth of Pennsylvania, GO
1st Series, Class B, 4.00%, 08/15/43	$2,750	$ 2,795,815
1st Series, Class B, 4.25%, 04/01/46	1,980	1,970,218
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 3.00%, 12/01/51	1,500	1,122,312
		5,888,345
Tobacco — 0.7%
Commonwealth Financing Authority, RB, 5.00%, 06/01/35	2,205	2,306,638
Transportation — 21.0%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/39	1,120	1,277,963
Series A, AMT, 5.00%, 01/01/56	1,900	1,918,299
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,079,460
AMT, (AGM), 4.00%, 07/01/46	6,000	5,614,424
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series B, AMT, 5.50%, 07/01/51	750	799,330
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,545	1,577,911
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	9,400	9,433,121
AMT, 5.25%, 06/30/53	5,355	5,444,915
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	4,680	4,296,725
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/46	755	760,099
Sub-Series B-1, 5.00%, 06/01/42	500	510,188
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,016,036
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,311,756
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,853,458
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,718,892
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,694,456
Series A, Subordinate, 4.00%, 12/01/49	2,500	2,312,697
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,299,590
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	936,587
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,728,645
Pennsylvania Turnpike Commission, Refunding RB
Series C, 4.00%, 12/01/51	5,000	4,527,230
1st Series, Subordinate, 5.00%, 12/01/42	160	180,836
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	463,892
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,000	2,117,045
5.25%, 06/01/52	3,695	3,862,682
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,227,765
		65,964,002
Utilities — 5.3%
Allegheny County Sanitary Authority, Refunding RB, 4.00%, 12/01/49	640	602,944
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, (AGM), 5.25%, 09/01/49	2,000	2,149,450
Series C, 5.50%, 06/01/52	3,100	3,303,946
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	$1,760	$ 1,783,954
Philadelphia Gas Works Co., Refunding RB, Series A, (AGM), 5.25%, 08/01/54	4,000	4,240,344
Westmoreland County Municipal Authority, RB, (AGM), 5.00%, 08/15/49	3,000	3,144,573
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,436,649
		16,661,860
Total Municipal Bonds in Pennsylvania		288,754,265
Puerto Rico — 1.1%
State — 1.1%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,824,764
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(a)	2,229	707,707
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, Series A-1, Restructured, 5.00%, 07/01/58	600	587,663
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(c)	925	331,049
Total Municipal Bonds in Puerto Rico		3,451,183
Wisconsin — 0.7%
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,050	1,109,910
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,054,989
Total Municipal Bonds in Wisconsin		2,164,899
Total Municipal Bonds — 94.0% (Cost: $292,376,511)		294,753,747
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 7.5%
Health — 2.0%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.25%, 08/15/50(i)	6,000	6,467,966
Housing — 2.2%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(i)	1,840	1,847,953
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	4,997	5,083,921
		6,931,874
Utilities — 3.3%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	3,522	3,795,816
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(i)	6,102	6,468,815
		10,264,631
Total Municipal Bonds in Pennsylvania		23,664,471
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.5% (Cost: $23,227,388)		23,664,471

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(j)	5,886	$ 11,772
Total Warrants — 0.0% (Cost: $ — )		11,772
Total Long-Term Investments — 101.5% (Cost: $315,603,899)		318,429,990
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.72%(k)(l)	7,771,717	7,772,494
Total Short-Term Securities — 2.5% (Cost: $7,772,493)		7,772,494
Total Investments — 104.0% (Cost: $323,376,392)		326,202,484
Other Assets Less Liabilities — 0.8%		2,411,228
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%		(15,077,305)
Net Assets — 100.0%		$ 313,536,407

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2032 to October 1, 2042, is $9,858,109.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Pennsylvania Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,089,403	$ —	$ (10,316,909)(a)	$ 29	$ (29)	$ 7,772,494	7,771,717	$ 171,713	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 294,753,747	$ —	$ 294,753,747
Municipal Bonds Transferred to Tender Option Bond Trusts	—	23,664,471	—	23,664,471
Warrants	—	—	11,772	11,772
Short-Term Securities
Money Market Funds	7,772,494	—	—	7,772,494
	$7,772,494	$318,418,218	$11,772	$326,202,484
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $14,995,531 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
Portfolio Abbreviation (continued)
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation